MATRIX/LMH VALUE FUND, INC


November 2, 1998

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Attention: Division of Investment Management

      Re:   Matrix/LMH Value Fund, Inc.
            Post-Effective Amendment No. 18 to Registration
            Statement on Form N-1A filed pursuant to Rule
            485(b) under the Securities Act of 1933

            File Nos. 2-84222; 811-3758


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), Matrix/LMH Value Fund, Inc. (the "Fund") hereby certifies that:

         (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 18 to the Fund's Registration Statement on Form N-1A; and

         (2) the text of Post-Effective Amendment No. 18 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on October 29, 1998.

Very truly yours,
/S/ Steven J. Paggioli
Steven J. Paggioli, Assistant Secretary